Equity - Additional Information (Detail) - USD ($)		1 Months Ended			3 Months Ended					12 Months Ended
	Dec. 31, 2015	Feb. 28, 2016	Sep. 30, 2015	Nov. 30, 2014	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2014
Disclosure of equity [line items]
Dividend payable annual percentage		40.00%
Dividends payable per share					$ 0.75	$ 0.75	$ 0.51	$ 0.51		$ 0.51
Treasury stock [member]
Disclosure of equity [line items]
Share repurchase program authorized amount				$ 250,000,000
Number of shares repurchase program									167,650
Share repurchase program period value									$ 17,900,000
Accelerated Share Repurchase [member] | Citibank one [member]
Disclosure of equity [line items]
Number of shares repurchase program	1,960,250
Share repurchase program period value			$ 100,000,000
Stock repurchase program maturity period			3 months
Share repurchase program settlement amount per share	$ 51.01
Class A common stock [member]
Disclosure of equity [line items]
Common stock, shares authorised					80,000,000
Common stock, shares issued					33,776,480					33,743,286
Common stock, shares outstanding	31,017,102				31,185,641					31,112,356	33,050,298
Class B common stock [member]
Disclosure of equity [line items]
Common stock, shares authorised					80,000,000
Common stock, shares issued					10,938,125					10,938,125
Common stock, shares outstanding	10,938,125				10,938,125					10,938,125	10,938,125
Class C common stock [member]
Disclosure of equity [line items]
Common stock, shares authorised					80,000,000
Common stock, shares outstanding					0					0